TAXATION - Summary of Reconciliation of Applicable Tax Charge Credit at Statutory Tax Rates to Taxation Charge (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit (loss) before tax	$ 29,829	$ (26,967)	$ 25,485
Less: share of profit of joint ventures and associates	(4,097)	(1,783)	(3,604)
Income/(loss) before taxation and share of profit of joint ventures and associates	25,732	(28,750)	21,881
Applicable tax charge/(credit) at standard statutory tax rates	10,097	(8,330)	7,214
Adjustments in respect of prior periods	(1,036)	374	146
Tax effects of:
Expenses not deductible for tax purposes	893	1,239	1,493
Incentives for investment and development	(467)	(557)	(757)
Disposals	(328)	(34)	(235)
(Recognition)/derecognition of deferred tax assets	(113)	1,458	846
Income not subject to tax at standard statutory rates	90	6	159
Exchange rate differences	53	339	(34)
Changes in tax rates and legislation	10	(16)	(67)
Other reconciling items	0	88	288
Total taxation charge/(credit)	$ 9,199	$ (5,433)	$ 9,053